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JOHN HANCOCK FINANCIAL SERVICES, INC.

John Hancock Place                    [LOGO OF JOHN HANCOCK FINANCIAL SERVICES]
Post Office Box 111
Boston, Massachusetts 02117
(617) 572-9197
Fax: (617) 572-9161
E-mail: jchoodlet@jhancock.com

JAMES C. HOODLET
Vice President and Counsel

VIA EDGAR

                                  May 3, 2007

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    REGISTRATION STATEMENTS FILED ON FORM N-6


John Hancock Life Insurance Company (U.S.A.) Account A (VUL        # 333-85284
  Accumulator II, EPVUL, Accumulation)

John Hancock Life Insurance Company (U.S.A.) Account A (VUL        # 333-88748
  Protector)

John Hancock Life Insurance Company (U.S.A.) Account A (SPVL)      # 333-71136

John Hancock Life Insurance Company (U.S.A.) Account A             # 333-100597
  (Survivorship VUL)

John Hancock Life Insurance Company (U.S.A.) Account A             # 333-124150
  (Protection Variable Universal Life)

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic   # 333-131299
  Performance Variable Universal Life)

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate  # 333-100567
  VUL 03, Corporate VUL 04)

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate  # 333-126668
  VUL 05)

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    JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
    REGISTRATION STATEMENTS FILED ON FORM N-6


John Hancock Life Insurance Company of New York Account B (VUL     # 333-85296
  Accumulator)

John Hancock Life Insurance Company of New York Account B (VUL     # 333-88972
  Protector 2002)

John Hancock Life Insurance Company of New York Account B (SPVL)   # 333-33504

John Hancock Life Insurance Company of New York Account B          # 333-100664
  (Survivorship VUL 2003)

John Hancock Life Insurance Company of New York Account B          # 333-127543
  (Protection Variable Universal Life Insurance)

John Hancock Life Insurance Company of New York Account B          # 333-131139
  (Corporate VUL 05)

John Hancock Life Insurance Company of New York Account B          # 333-131134
  (Accumulation)

John Hancock Life Insurance Company of New York Account B          # 333-132905
  (Majestic Performance Variable Universal Life)


Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ James C. Hoodlet

James C. Hoodlet
Vice President and Counsel